Subordinated liabilities - HSBC Holdings subordinated liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of financial liabilities [line items]
Financial liabilities	$ 2,642,520	$ 2,623,757
Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	127,985	122,531
Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	26,427	22,659
At amortised cost | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	20,547	18,640
At amortised cost | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	19,727	17,059
Financial liabilities designated at fair value
Disclosure of financial liabilities [line items]
Financial liabilities	127,327	145,502
Financial liabilities designated at fair value | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	9,636	10,100
Financial liabilities designated at fair value | Issued by HSBC Holdings
Disclosure of financial liabilities [line items]
Financial liabilities	32,123	32,418
Financial liabilities designated at fair value | Issued by HSBC Holdings | – subordinated liabilities
Disclosure of financial liabilities [line items]
Financial liabilities	$ 6,700	$ 5,600